capital structure financial policies (Details) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Components of debt and coverage ratios
Net debt	$ 18,169		$ 17,664	$ 18,169	$ 17,664	$ 18,169		$ 17,664
EBITDA - excluding restructuring and other costs				2,991	2,898	5,846	$ 5,753	5,769
Net interest cost (Note 9)				397	403	$ 786		$ 797
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs						3.11		3.06
Coverage ratios
Earnings coverage ratio						3.2		3.6
EBITDA - excluding restructuring and other costs interest coverage ratio						7.4		7.2
Net debt and total capitalization
Long-term debt	19,932		18,518	19,932	18,518	$ 19,932	20,288	$ 18,518
Debt issuance costs netted against long-term debt	100		96	100	96	100		96
Derivative (assets) liabilities, net	62		(392)	62	(392)	62		(392)
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt - excluding tax effects	158		313	158	313	158		313
Cash and temporary investments, net	(2,183)	$ (1,903)	(971)	(2,183)	(971)	(2,183)	(848)	(971)	$ (1,058)	$ (535)
Short-term borrowings	100		100	100	100	100	100	100
Net debt	18,169		17,664	18,169	17,664	18,169		17,664
Common equity	14,756		12,046	14,756	12,046	14,756	12,040	12,046
Less: accumulated other comprehensive income included in common equity above	(130)	(147)	(286)	(130)	(286)	(130)	(135)	(286)	$ (393)	$ (119)
Total capitalization	32,776		29,427	32,776	29,427	32,776		29,427
Calculation of EBITDA - excluding restructuring and other costs
EBITDA	1,451		1,359	2,912	2,768	5,638	5,494	5,570
Restructuring and other costs	38		70	79	130	208	259
EBITDA - excluding restructuring and other costs				2,991	2,898	$ 5,846	$ 5,753	$ 5,769
Changes in debt and coverage ratios
Net debt to EBITDA - excluding restructuring and other costs						3.11		3.06
Net debt to operating cash flow ratio maximum						4.00
Proceeds from issuing shares		$ 1,300		1,300	1,495
Earnings Coverage Ratio						3.2		3.6
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs						0.1
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes						(0.5)
EBITDA - excluding restructuring and other costs interest coverage ratio						7.4		7.2
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA						0.1
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs						0.1
Dividend payout ratio
TELUS Corporation Common Share dividend payout ratio - net of dividend reinvestment plan effects						111.00%		61.00%
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures (excluding spectrum licences)						137.00%		84.00%
TELUS Corporation Common Share dividends declared						$ 1,609		$ 1,433
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares						(600)		(516)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects						$ 1,009		$ 917
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs						2.20
Dividend payout ratio
Target dividend payout ratio, (as a per cent)						60.00%		60.00%
Target ratio from free cash flow						60.00%		60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs						2.70
Dividend payout ratio
Target dividend payout ratio, (as a per cent)						75.00%		75.00%
Target ratio from free cash flow						75.00%		75.00%
Common equity
Net debt and total capitalization
Less: accumulated other comprehensive income included in common equity above	$ (149)		$ (283)	$ (149)	$ (283)	$ (149)		$ (283)